ATM Program - Additional Information (Details) - Equity Distribution Agreement - USD ($) $ in Millions	May 16, 2022	Dec. 31, 2022
Marketable Securities [Line Items]
Common stock Aggregate offering price	$ 9.8
Fixed commission percentage		3.00%